Related Party Transactions and Balances (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total loans from a cost investment investee		$ 14,539,956
From September 19, 2016 to March 18, 2018 [Member] | Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%	12.00%
Total loans from a cost investment investee		$ 7,269,978
From August 30, 2016 to November 29, 2017 [Member] | Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%	12.00%
Total loans from a cost investment investee		$ 2,180,993
From August 23, 2016 to August 22, 2017 [Member] | Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%	12.00%
Total loans from a cost investment investee		$ 3,634,989
From September 1, 2016 to November 30, 2017 [Member] | Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate	12.00%	12.00%
Total loans from a cost investment investee		$ 1,453,996